Cover	Mar. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 01, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-55973
Entity Registrant Name	WEDOTALK INC.
Entity Central Index Key	0001422296
Entity Tax Identification Number	83-0610554
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	House 1E1
Entity Address, Address Line Two	Zhuoyue Weigang North
Entity Address, Address Line Three	Nanshan District
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+86
Local Phone Number	138-2887-0006
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false